Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
PIA BBB Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA BBB Bond Fund
Class Name	PIA BBB Bond Fund
Trading Symbol	PBBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA BBB Bond Fund	$9	0.18%
[1]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
Net Assets	$ 220,881,449
Holdings Count | $ / shares	311
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$220,881,449
Number of Holdings	311
Portfolio Turnover	3%
Average Credit Quality	BBB
Effective Duration	6.69 years
Weighted Average Maturity	11.00 years
Weighted Average Life	10.69 years
Distribution Yield	3.92%
30-Day SEC Yield	5.28%
30-Day SEC Yield Unsubsidized	5.28%

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Note/Bond	2.5%
Oracle Corp.	2.4%
AT&T, Inc.	2.2%
Verizon Communications, Inc.	2.2%
CVS Health Corp.	1.7%
Amgen, Inc.	1.6%
Mexico Government International Bond	1.5%
Boeing Co.	1.5%
T-Mobile USA, Inc.	1.5%
Pacific Gas and Electric Co.	1.4%

Credit Breakdown	(%)[1]
AA	2.6%
A	3.4%
BBB	92.8%
BB	1.2%
[2]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
PIA MBS Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA MBS Bond Fund
Class Name	PIA MBS Bond Fund
Trading Symbol	PMTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA MBS Bond Fund	$14	0.28%
[3]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
Net Assets	$ 104,759,675
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$104,759,675
Number of Holdings	86
Portfolio Turnover	4%
Average Credit Quality	AA
Effective Duration	6.07 years
Weighted Average Maturity	24.40 years
Weighted Average Life	8.04 years
Distribution Yield	4.20%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.93%

Holdings [Text Block]

Top 10 Issuers	(%)
FHLMC	37.3%
FNMA	33.1%
GNMA	17.2%
United States Treasury Bill	6.2%
Fidelity Government Portfolio	2.4%
UMBS TBA	1.9%
Invitation Homes Trust	1.4%
CF Hippolyta Issuer LLC	1.3%
SAFCO Auto Receivables Trust	0.5%
BX Trust	0.4%

Credit Breakdown	(%)[1]
AA	98.7%
A	1.3%
[4]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
PIA High Yield (MACS) Fund
Shareholder Report [Line Items]
Fund Name	PIA High Yield (MACS) Fund
Class Name	PIA High Yield (MACS) Fund
Trading Symbol	PIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA High Yield (MACS) Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield (MACS) Fund	$9	0.18%
[5]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
Net Assets	$ 178,238,381
Holdings Count | $ / shares	115
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$178,238,381
Number of Holdings	115
Portfolio Turnover	9%
Average Credit Quality	B
Effective Duration	2.67 years
Weighted Average Maturity	3.90 years
Weighted Average Life	3.88 years
Distribution Yield	8.76%
30-Day SEC Yield	10.34%
30-Day SEC Yield Unsubsidized	10.34%

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Government Portfolio	3.2%
Veritiv Operating Co.	1.7%
Innophos Holdings, Inc.	1.7%
TKC Holdings, Inc.	1.7%
Rocket Software, Inc.	1.6%
Consolidated Energy Finance SA	1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.5%
Mercer International, Inc.	1.5%
ITT Holdings LLC	1.4%
ION Trading Technologies Sarl	1.4%

Credit Breakdown	(%)[1]
Aaa	3.0%
Baa	0.0%
Ba	8.0%
B	65.0%
Caa	19.0%
Ca	1.0%
NR	4.0%
[6]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
Institutional
Shareholder Report [Line Items]
Fund Name	PIA High Yield Fund
Class Name	PIA High Yield Fund
Trading Symbol	PHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/high-yield-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield Fund	$32	0.65%
[7]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
Net Assets	$ 90,530,440
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$90,530,440
Number of Holdings	114
Portfolio Turnover	8%
Average Credit Quality	B
Effective Duration	2.62 years
Weighted Average Maturity	3.80 years
Weighted Average Life	3.80 years
Distribution Yield	8.16%
30-Day SEC Yield	9.71%
30-Day SEC Yield Unsubsidized	9.38%

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Government Portfolio	6.1%
Consolidated Energy Finance SA	1.7%
Innophos Holdings, Inc.	1.5%
TKC Holdings, Inc.	1.4%
Mercer International, Inc.	1.4%
LABL, Inc.	1.4%
TMS International Corp./DE	1.3%
Veritiv Operating Co.	1.3%
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	1.3%
NGL Energy Operating LLC / NGL Energy Finance Corp.	1.3%

Credit Breakdown	(%)[1]
AAA	5.0%
Baa	0.0%
Ba	7.0%
B	64.0%
Caa	19.0%
Ca	1.0%
NR	4.0%
[8]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/high-yield-fund/
PIA Short-Term Securities Fund
Shareholder Report [Line Items]
Fund Name	PIA Short-Term Securities Fund
Class Name	PIA Short-Term Securities Fund
Trading Symbol	PIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA Short-Term Securities Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/short-term-securities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA Short-Term Securities Fund	$20	0.39%
[9]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
Net Assets	$ 153,987,242
Holdings Count | $ / shares	115
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,987,242
Number of Holdings	115
Portfolio Turnover	31%
Average Credit Quality	A
Effective Duration	1.15 years
Weighted Average Maturity	3.00 years
Weighted Average Life	1.36 years
Distribution Yield	4.55%
30-Day SEC Yield	4.50%
30-Day SEC Yield Unsubsidized	4.47%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	8.4%
BX Trust	7.8%
U.S. Treasury Note/Bond	7.6%
PVOne LLC	2.0%
AEGON Funding Co. LLC	2.0%
CONE Trust 2024-DFW1	2.0%
Quanta Services, Inc.	2.0%
FCI Funding	1.5%
SAFCO Auto Receivables Trust	1.5%
Tesla Auto Lease Trust	1.5%

Credit Breakdown	(%)[1]
AAA	18.7%
AA	33.0%
A	20.7%
BBB	27.6%
[10]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/short-term-securities-fund/

[1]
*	Annualized

[2]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[3]
*	Annualized

[4]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[5]
*	Annualized

[6]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[7]
*	Annualized

[8]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[9]
*	Annualized

[10]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.